SHARE CAPITAL (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Warrants, outstanding, beginning	50,347,237	91,892,620
Warrants Issued	52,589,759
Warrants expired	(18,297,009)	(41,545,383)
Warrants, outstanding, ending	84,639,987
Weighted average exercise price, outstanding, beginning	$ 0.35	$ 0.48
Weighted average exercise price, issued	0.21
Weighted average exercise price, expired	0.31	0.57
Weighted average exercise price, outstanding, ending	$ 0.27	$ 0.35